Right of use assets & lease liabilities - Lease liability (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 149.1	€ 164.6	€ 206.3
Financing cash outflows from lease liabilities	(41.5)	(46.9)	(51.5)
Interest expense	7.0	9.0	8.8
Additions	39.3
Modification of leases		22.5
Exchange movements	(9.0)	(0.1)	1.0
Ending balance	144.9	149.1	€ 164.6
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	149.1
Financing cash outflows from lease liabilities	(41.5)
Interest expense	7.0
Exchange movements	(9.0)
Ending balance	105.6	€ 149.1
Hangar and Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions	39.3
Ending balance	€ 39.3